Investments	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
The following presents the Master Trust’s investments and the Plan’s interest in Master Trust, at fair value, at December 31 (in thousands):

	2025		2024
	Master Trust Balance	Plan’s Interest in Master Trust Balance	Master Trust Balance	Plan’s Interest in Master Trust Balance
Collective Trust Funds	$4,503,842	$400,221	$3,941,764	$343,532
Short-Term Investment Funds	607,596	33,220	224,827	34,038
Corning Common Stock	487,273	102,651	310,647	67,246
Preferred Stock	387	387	387	387
	5,599,098	536,479	4,477,625	445,203

Receivable from Securities Sold, Dividends, and Other	13,506	1,395	9,881	1,329
Accrued Investment Manager Fees	(3)	(3)	(50)	(35)
	$5,612,601	$537,871	$4,487,456	$446,497

Investment income of the Master Trust for the year ended December 31, 2025 is as follows (in thousands):

Master Trust
Net appreciation in fair value of investments	$916,651
Interest and dividends	16,521
Total investment income	$933,172